Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Valuation Allowance [Line Items]
Effective tax rate	0.40%	0.00%
Valuation allowance	$ (14,220)	$ (14,834)
U.S. Federal
Valuation Allowance [Line Items]
Net operating loss carryforwards subject to expiration	11,553
State
Valuation Allowance [Line Items]
Net operating loss carryforwards subject to expiration	$ 5,855
LGM Enterprises, LLC
Valuation Allowance [Line Items]
Company ownership	23.00%	22.00%